UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      GARNET CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022

Form 13F File Number:  28-12687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Cohen
Title:     President
Phone:     (212) 755-7577

Signature, Place, and Date of Signing:

/s/ Joseph A. Cohen             New York, NY                 April 15, 2008
----------------------      ----------------------       ----------------------
Joseph A. Cohen                    Place                          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $ 64,846 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE      NUMBER     SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    OF SHARES  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------    -------    --- ---- ------- -------- ------- ------ ------
ACACIA RESH CORP                 ACACIATCHCOM  003881307       844     146,700    SH         SOLE          146,700    0    0
ALTRIA GROUP INC                 COM           02209S103     1,554      70,000    SH         SOLE           70,000    0    0
AMERICAN EXPRESS CO              COM           025816109     3,716      85,000    SH         SOLE           85,000    0    0
AUDIOVOX CORP                    CL A          050757103       641      60,000    SH         SOLE           60,000    0    0
BERKSHIRE HATHAWAY INC DEL       CL B          084670207     1,342         300    SH         SOLE              300    0    0
CAMECO CORP                      COM           13321L108     1,153      35,000    SH         SOLE           35,000    0    0
C H ROBINSON WORLDWIDE INC       COM NEW       12541W209     4,352      80,000    SH         SOLE           80,000    0    0
COLGATE PALMOLIVE CO             COM           194162103     4,908      63,000    SH         SOLE           63,000    0    0
COSTCO WHSL CORP NEW             COM           22160K105     1,299      20,000    SH         SOLE           20,000    0    0
DELTA AIR LINES INC DEL          COM NEW       247361702       430      50,000    SH         SOLE           50,000    0    0
DOW CHEM CO                      COM           260543103     2,948      80,000    SH         SOLE           80,000    0    0
EXPEDITORS INTL WASH INC         COM           302130109     4,518     100,000    SH         SOLE          100,000    0    0
HALLIBURTON CO                   COM           406216101     1,770      45,000    SH         SOLE           45,000    0    0
HAYNES INTERNATIONAL INC         COM NEW       420877201     1,010      18,401    SH         SOLE           18,401    0    0
HOME DEPOT INC                   COM           437076102     1,538      55,000    SH         SOLE           55,000    0    0
ISHARES INC                      MSCIAUSTRALIA 464286103     1,288      50,000    SH         SOLE           50,000    0    0
KELLOGG CO                       COM           487836108     3,679      70,000    SH         SOLE           70,000    0    0
KEY ENERGY SVCS INC              COM           492914106     1,678     125,000    SH         SOLE          125,000    0    0
LOWES COS INC                    COM           548661107     1,606      70,000    SH         SOLE           70,000    0    0
MULTIMEDIA GAMES INC             COM           625453105       320      60,000    SH         SOLE           60,000    0    0
NORDSTROM INC                    COM           655664100     1,304      40,000    SH         SOLE           40,000    0    0
OLIN CORP                        COM PAR $1    680665205     1,778      90,000    SH         SOLE           90,000    0    0
OWENS CORNING NEW                COM           690742101       725      40,000    SH         SOLE           40,000    0    0
PHILIP MORRIS INTERNATIONAL INC  COM           718172109     3,541      70,000    SH         SOLE           70,000    0    0
POWERSHARES ETF TRUST            WATERRESOURCE 73935X575     2,116     110,000    SH         SOLE          110,000    0    0
PROSHARES TR                     ULTRASHTSP500 74347R883     3,224      50,000    SH         SOLE           50,000    0    0
TARGET CORP                      COM           87612E106     4,054      80,000    SH         SOLE           80,000    0    0
TIFFANY & CO NEW                 COM           886547108     3,138      75,000    SH         SOLE           75,000    0    0
TRUMP ENTMT RESORTS INC          COM           89816T103       360     100,000    SH         SOLE          100,000    0    0
VIRGIN MEDIA INC                 COM           92769L101     2,814     200,000    SH         SOLE          200,000    0    0
STANDARD PAC CORP                COM           85375C101     1,198     246,400    SH  CALL   SOLE          246,400    0    0
